BORROWINGS (Schedule of Bank Borrowings which were Secured/Guaranteed) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 912.0
Guaranteed by Hanwha Chemical [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	742.3
Guaranteed by the Company and other subsidiaries of the Group [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	32.9
Jointly guaranteed by (i) the Company and other subsidiaries of the Group and (ii) Hanwha Chemical [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	47.4
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and machinery and land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	36.7
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	39.5
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 13.3